UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited)

Shares		Value*
COMMON STOCK—70.3%
	Aerospace & Defense—1.5%
221,000	United Technologies Corp.	$21,748,610

	Automobiles—3.3%
2,820,200	Ford Motor Co. (a)	41,767,162
144,179	General Motors Co.	5,033,289
		46,800,451
	Banks—9.8%
355,200	Citigroup, Inc. (a)	18,885,984
967,900	Fifth Third Bancorp (a)	18,438,495
632,200	JP Morgan Chase & Co. (a)	40,618,850
225,000	PNC Financial Services Group, Inc. (a)	20,308,500
767,000	Wells Fargo & Co. (a)	41,525,380
		139,777,209
	Biotechnology—2.6%
335,000	AbbVie, Inc. (a)	19,949,250
72,664	Baxalta, Inc.	2,504,002
138,610	Gilead Sciences, Inc. (a)	14,987,899
		37,441,151
	Capital Markets—1.2%
150,000	Ameriprise Financial, Inc. (a)	17,304,000

	Chemicals—1.5%
312,800	Celanese Corp., Class A (a)	22,224,440

	Communications Equipment—1.4%
700,900	Cisco Systems, Inc. (a)	20,220,965

	Consumer Finance—1.5%
264,300	Capital One Financial Corp.	20,853,270

	Diversified Telecommunications Services—4.4%
1,240,100	AT&T, Inc. (a)	41,555,751
438,400	Verizon Communications, Inc. (a)	20,552,192
		62,107,943
	Electric Utilities—1.0%
250,100	American Electric Power Co., Inc. (a)	14,168,165

	Electrical Equipment—1.7%
432,900	Eaton Corp. PLC (a)	24,203,439

	Energy Equipment & Services—0.1%
17,126	Baker Hughes, Inc.	902,198

	Food & Staples Retailing—2.5%
614,500	Wal-Mart Stores, Inc.	35,173,980

	Household Products—1.0%
190,105	Procter & Gamble Co.	14,520,220

	Insurance—6.7%
445,900	Hartford Financial Services Group, Inc.	20,627,334
750,000	MetLife, Inc. (a)	37,785,000
323,700	The Travelers Cos, Inc. (a)	36,542,493
		94,954,827
	IT Services—2.8%
286,640	International Business Machines Corp. (a)	40,152,531

	Leisure Products—1.5%
866,200	Mattel, Inc.	21,291,196

	Machinery—1.5%
203,000	Cummins, Inc.	21,012,530

	Multiline Retail—1.2%
324,300	Macy’s, Inc. (a)	16,532,814

	Multi-Utilities—1.2%
410,000	Public Service Enterprise Group, Inc. (a)	16,928,900

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—11.8%
79,781	Apache Corp.	$3,760,078
240,000	Chevron Corp. (a)	21,811,200
257,600	Exxon Mobil Corp. (a)	21,313,824
821,100	Royal Dutch Shell PLC, Class A, ADR (a)	43,074,906
573,400	Sasol Ltd., ADR (a)	18,440,544
894,300	Total SA, ADR (a)	43,132,089
246,400	Valero Energy Corp. (a)	16,242,688
		167,775,329
	Paper & Forest Products—1.3%
425,000	International Paper Co. (a)	18,143,250

	Pharmaceuticals—3.6%
200,000	Johnson & Johnson (a)	20,206,000
458,700	Pfizer, Inc. (a)	15,513,234
275,200	Teva Pharmaceutical Industries Ltd., ADR (a)	16,289,088
		52,008,322
	Road & Rail—1.6%
318,700	Ryder System, Inc. (a)	22,876,286

	Semiconductors & Semiconductor Equipment—1.2%
500,000	Intel Corp. (a)	16,930,000

	Software—1.0%
539,000	CA, Inc. (a)	14,935,690

	Technology Hardware, Storage & Peripherals—1.4%
168,200	Apple, Inc.	20,099,900

	Total Common Stock (cost-$986,347,300)	1,001,087,616

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—18.1%
	Automobiles—1.1%
$65,000	Fiat Chrysler, 7.875%, 12/15/16	8,433,750
7,500	Tesla Motors, Inc., 0.25%, 3/1/19	6,806,250
		15,240,000
	Biotechnology—0.4%
2,150	Cepheid, 1.25%, 2/1/21	1,935,000
1,250	Clovis Oncology, Inc., 2.50%, 9/15/21	2,248,437
450	Incyte Corp., 0.375%, 11/15/18	1,040,625
		5,224,062
	Capital Markets—0.3%
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	4,771,069

	Commercial Services—0.1%
1,640	Cenveo Corp., 7.00%, 5/15/17	1,403,225

	Communications Equipment—1.3%
2,500	Brocade Communications Systems, Inc., 1.375%, 1/1/20 (b)(c)	2,464,063
	Ciena Corp.,
1,000	0.875%, 6/15/17	1,003,750
4,000	3.75%, 10/15/18 (b)(c)	5,515,000
10,250	Ixia, 3.00%, 12/15/15	10,282,031
		19,264,844
	Consumer Finance—0.7%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	4,471,875
5,505	PRA Group, Inc., 3.00%, 8/1/20	5,952,281
		10,424,156
	Electronic Equipment, Instruments & Components—0.1%
2,000	TTM Technologies, Inc., 1.75%, 12/15/20	1,927,500

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Electrical Equipment—0.1%
$1,575	SolarCity Corp., 1.625%, 11/1/19	$1,100,531

	Energy Equipment & Services—0.1%
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,483,750

	Health Care Equipment & Supplies—0.4%
3,000	Hologic, Inc., zero coupon, 12/15/43 (d)	3,815,625
1,000	NuVasive, Inc., 2.75%, 7/1/17	1,260,625
		5,076,250
	Health Care Technology—0.3%
4,250	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	4,433,281

	Household Durables—1.1%
6,500	CalAtlantic Group, Inc., 0.25%, 6/1/19	5,980,000
2,510	Jarden Corp., 1.125%, 3/15/34	2,779,825
2,000	KB Home, 1.375%, 2/1/19	1,848,750
2,400	Lennar Corp., 3.25%, 11/15/21 (b)(c)	5,122,500
		15,731,075
	Independent Power & Renewable Electricity Producers—0.5%
	NRG Yield, Inc. (b)(c),
4,300	3.25%, 6/1/20	3,821,625
2,500	3.50%, 2/1/19	2,346,875
		6,168,500
	Internet & Catalog Retail—0.8%
	Ctrip.com International Ltd.,
1,000	1.00%, 7/1/20 (b)(c)	1,116,250
3,620	1.25%, 10/15/18	4,807,812
	Priceline Group, Inc.,
500	0.35%, 6/15/20	650,000
5,000	0.90%, 9/15/21	5,318,750
		11,892,812
	Internet Software & Services—2.4%
4,000	Akamai Technologies, Inc., zero coupon, 2/15/19	4,057,520
5,000	Gogo, Inc., 3.75%, 3/1/20 (b)(c)	4,362,525
3,950	LinkedIn Corp., 0.50%, 11/1/19 (b)(c)	4,295,645
2,335	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18	2,282,462
1,000	SINA Corp., 1.00%, 12/1/18	968,750
12,530	Twitter, Inc., 0.25%, 9/15/19	11,167,363
5,000	Web.com Group, Inc., 1.00%, 8/15/18	4,909,375
2,000	WebMD Health Corp., 1.50%, 12/1/20	2,081,250
		34,124,890
	Life Science Tools & Services—0.2%
2,500	Illumina, Inc., 0.50%, 6/15/21	2,692,188

	Machinery—0.6%
4,020	Meritor, Inc., 7.875%, 3/1/26	5,545,087
4,500	Navistar International Corp., 4.75%, 4/15/19	3,150,000
		8,695,087
	Media—0.3%
1,500	Liberty Media Corp., 1.375%, 10/15/23	1,542,188
2,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19	2,167,500
		3,709,688
	Oil, Gas & Consumable Fuels—0.7%
5,315	Cheniere Energy, Inc., 4.25%, 3/15/45	3,305,266
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	3,966,875
1,000	Energy XXI Ltd., 3.00%, 12/15/18	155,000
4,452	Goodrich Petroleum Corp., 5.00%, 10/1/32	1,764,105
750	Stone Energy Corp., 1.75%, 3/1/17	686,250
		9,877,496

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Personal Products—0.2%
$3,950	Herbalife Ltd., 2.00%, 8/15/19	$3,513,051

	Pharmaceuticals—0.5%
3,800	Teligent, Inc., 3.75%, 12/15/19 (b)(c)	3,448,500
2,385	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	3,401,606
		6,850,106
	Semiconductors & Semiconductor Equipment—3.1%
1,000	Lam Research Corp., 1.25%, 5/15/18	1,410,000
5,150	Microchip Technology, Inc., 1.625%, 2/15/25 (b)(c)	5,365,656
7,000	Micron Technology, Inc., 3.00%, 11/15/43	6,370,000
4,500	NVIDIA Corp., 1.00%, 12/1/18	6,600,938
5,000	NXP Semiconductors NV, 1.00%, 12/1/19 (b)(c)	5,381,250
	ON Semiconductor Corp.,
5,000	1.00%, 12/1/20 (b)(c)	4,937,500
2,000	2.625%, 12/15/26	2,400,000
	SunEdison, Inc. (b)(c),
4,000	0.25%, 1/15/20	2,137,500
2,915	2.625%, 6/1/23	1,371,872
1,820	3.375%, 6/1/25	853,125
4,000	SunPower Corp., 0.875%, 6/1/21	3,677,500
2,000	Xilinx, Inc., 2.625%, 6/15/17	3,307,500
		43,812,841
	Software—1.5%
570	Electronic Arts, Inc., 0.75%, 7/15/16	1,286,062
	FireEye, Inc. (b)(c),
1,000	1.00%, 6/1/35	870,000
4,500	1.625%, 6/1/35	3,816,563
1,000	NetSuite, Inc., 0.25%, 6/1/18	1,019,375
2,000	Take-Two Interactive Software, Inc., 1.00%, 7/1/18	3,195,000
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,181,550
7,500	Verint Systems, Inc., 1.50%, 6/1/21	7,607,812
		20,976,362
	Specialty Retail—0.4%
5,950	Restoration Hardware Holdings, Inc., zero coupon, 7/15/20 (b)(c)	6,165,688

	Technology Hardware, Storage & Peripherals—0.8%
5,575	Electronics For Imaging, Inc., 0.75%, 9/1/19	5,954,797
5,660	SanDisk Corp., 0.50%, 10/15/20	5,996,062
		11,950,859
	Thrifts & Mortgage Finance—0.1%
1,295	Radian Group, Inc., 2.25%, 3/1/19	1,799,241

	Total Convertible Bonds & Notes (cost-$281,707,006)	258,308,552

Shares
CONVERTIBLE PREFERRED STOCK—9.0%
	Banks—0.6%
3,525	Huntington Bancshares, Inc., 8.50% (e)	4,723,500
2,790	Wells Fargo & Co., 7.50%, Ser. L (e)	3,306,150
		8,029,650
	Commercial Services & Supplies—0.3%
45,000	Stericycle, Inc., 5.25%, 9/15/18	4,194,900

	Diversified Financial Services—0.6%
7,665	Bank of America Corp., 7.25%, Ser. L (e)	8,469,825

	Diversified Telecommunications Services—0.8%
110,050	Frontier Communications Corp., 11.125%, 6/29/18	10,909,257
50,000	Intelsat SA, 5.75%, 5/1/16	952,500
		11,861,757

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Food Products—1.3%
78,830	Bunge Ltd., 4.875% (e)	$7,710,559
15,500	Post Holdings, Inc., 2.50% (e)	1,900,688
183,185	Tyson Foods, Inc., 4.75%, 7/15/17	9,589,735
		19,200,982
	Health Care Providers & Services—0.7%
200,000	Anthem, Inc., 5.25%, 5/1/18	9,308,000

	Independent Power & Renewable Electricity Producers—0.3%
57,635	Dynegy, Inc., 5.375%, 11/1/17	4,194,675

	Metals & Mining—0.3%
470,810	ArcelorMittal, 6.00%, 1/15/16	4,354,992

	Multi-Utilities—1.1%
204,100	AES Trust III, 6.75%, 10/15/29	10,256,025
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,030,045
		16,286,070
	Oil, Gas & Consumable Fuels—0.9%
45,100	ATP Oil & Gas Corp., 8.00% (b)(c)(e)(f)(g)	45
99,950	Chesapeake Energy Corp., 5.00% (e)	5,034,981
16,265	Energy XXI Bermuda Ltd., 5.625% (e)	432,039
224,530	Sanchez Energy Corp., 6.50% (e)	3,684,538
54,980	Southwestern Energy Co., 6.25%, 1/15/18	1,541,639
66,625	WPX Energy, Inc., 6.25%, 7/31/18	2,464,459
		13,157,701
	Pharmaceuticals—0.9%
12,350	Allergan PLC, 5.50%, 3/1/18	13,060,125

	Real Estate Investment Trust—0.8%
176,800	Alexandria Real Estate Equities, Inc., 7.00% (e)	4,828,850
	American Tower Corp.,
27,000	5.25%, 5/15/17	2,872,800
10,000	5.50%, 2/15/18	1,045,000
35,385	Welltower, Inc., 6.50% (e)	2,091,607
		10,838,257
	Wireless Telecommunication Services—0.4%
75,000	T-Mobile US, Inc., 5.50%, 12/15/17	4,986,750

	Total Convertible Preferred Stock (cost-$160,038,942)	127,943,684

Principal Amount (000s)
SHORT-TERM INVESTMENTS—2.8%
	Time Deposits—2.8%
$13,525	Citibank-London, 0.03%, 11/2/15	13,524,940
742	JPMorgan Chase & Co.-New York, 0.03%, 11/2/15	742,065
25,376	Wells Fargo-Grand Cayman, 0.03%, 11/2/15	25,376,298
	Total Short-Term Investments (cost-$39,643,303)	39,643,303

	Total Investments, before call options written (cost-$1,467,736,551)(h)—100.2%	1,426,983,155

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (f)—(1.8)%
	Consumer Discretionary Select Sector SPDR Index, (ASE),
5,000	strike price $77, expires 11/6/15	$(1,855,000)
5,000	strike price $79, expires 11/13/15	(1,122,500)
	Consumer Discretionary Select Sector SPDR Index, (CBOE),
5,000	strike price $82.50, expires 12/4/15	(260,000)
	KBW Bank Index, (PHL),
6,000	strike price $72.50, expires 11/20/15	(1,140,000)
6,000	strike price $73, expires 11/20/15	(1,725,000)
	NASDAQ 100 Index, (CBOE),
70	strike price $4345, expires 11/20/15	(2,183,300)
80	strike price $4760, expires 12/11/15	(336,000)
	Philadelphia Oil Services Sector Index, (PHL),
2,000	strike price $190, expires 11/20/15	(730,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,000	strike price $72.50, expires 11/6/15	(1,411,590)
5,000	strike price $72.50, expires 11/27/15	(1,633,085)
6,000	strike price $75.50, expires 12/4/15	(955,914)
2,500	strike price $188, expires 12/4/15	(742,179)
	Standard & Poor’s 500 Index, (CBOE),
200	strike price $1960, expires 11/13/15	(2,396,000)
250	strike price $1975, expires 11/6/15	(2,620,000)
200	strike price $1980, expires 11/13/15	(2,016,000)
200	strike price $1985, expires 11/6/15	(1,900,000)
200	strike price $2020, expires 11/20/15	(1,342,000)
200	strike price $2035, expires 11/20/15	(1,098,000)
200	strike price $2110, expires 12/11/15	(371,000)
	Total Call Options Written (premiums received-$9,789,004)	(25,837,568)

	Total Investments, net of call options written (cost-$1,457,947,547)—98.4%	1,401,145,587
	Other assets less other liabilities—1.6%	22,256,028
	Net Assets—100.0%	$1,423,401,615

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Advisers monitor the continued appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $63,392,182, representing 4.5% of net assets.

(c)          144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)         Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(e)          Perpetual maturity. The date shown, if any, is the next call date.

(f)           Non-income producing.

(g)          In default.

(h)         At October 31, 2015, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,468,618,186. Gross unrealized appreciation was $113,778,722, gross unrealized depreciation was $155,413,753 and net unrealized depreciation was $41,635,031. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

(i)             Transactions in call options written for the nine months ended October 31, 2015:

	Contracts	Premiums
Options outstanding, January 31, 2015	62,655	11,609,448
Options written	320,800	65,628,333
Options terminated in closing transactions	(115,615)	(21,947,320)
Options expired	(217,740)	(45,501,457)
Options outstanding, October 31, 2015	50,100	9,789,004

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

A summary of the inputs used at October 31, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/15
Investments in Securities - Assets
Common Stock	$1,001,087,616	$—	$—	$1,001,087,616
Convertible Bonds & Notes	—	258,308,552	—	258,308,552
Convertible Preferred Stock:
Food Products	9,589,735	9,611,247	—	19,200,982
Metals & Mining	—	4,354,992	—	4,354,992
Multi-Utilities	6,030,045	10,256,025	—	16,286,070
Oil, Gas & Consumable Fuels	4,006,098	9,151,603	—	13,157,701
Pharmaceuticals	—	13,060,125	—	13,060,125
Real Estate Investment Trust	6,009,407	4,828,850	—	10,838,257
All Other	51,045,557	—	—	51,045,557
Short-Term Investments	—	39,643,303	—	39,643,303
	1,077,768,458	349,214,697	—	1,426,983,155
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(21,094,800)	$(4,742,768)	$—	$(25,837,568)
Totals	$1,056,673,658	$344,471,929	$—	$1,401,145,587

At October 31, 2015, securities valued at $22,795,434 were transferred from Level 1 to Level 2. This transfer was a result of securities with an exchange-traded closing price at January 31, 2015, using an evaluated mean price October 31, 2015.

At October 31, 2015, securities valued at $7,596,300 were transferred from Level 2 to Level 1. This transfer was a result of securities with an evaluated mean price at January 31, 2015, using an exchange-traded closing price October 31, 2015.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2015, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/15	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/15
Investments in Securities - Assets
Convertible Preferred Stock:
Energy Equipment & Services	$981,550	$—	$(1,159,844)†	$—	$—	$178,294	$—	$—	$—
Oil, Gas & Consumable Fuels	2,809,762	—	(2,777,024)	—	(679,775)	647,037	—	—	—
Totals	$3,791,312	$—	$(3,936,868)	$—	$(679,775)	$825,331	$—	$—	$—

† Conversion

Glossary :

ADR	—	American Depositary Receipt
ASE	—	American Stock Exchange
CBOE	—	Chicago Board Options Exchange
PHL	—	Philadelphia Stock Exchange
SPDR	—	Standard & Poor’s Depository Receipt

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015